Convertible and Redeemable Series A-2 Preferred Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	9 Months Ended
	Apr. 13, 2020	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Period between issuance and expiration of outstanding warrant	10 years
Proceeds from the Series A-2 and Warrant	$ 175,000
Percentage of dividends accrued	14.20%
Preferred stock, dividends paid		$ 2,870	$ 2,870
Convertible And Redeemable Series A-2 Preferred Stock
Temporary Equity [Line Items]
Number of shares issued	17,500	17,500	17,500	0
Par value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Debt issuance costs, net	$ 1,300
Percentage of dividends accrued	15.00%
Preferred stock, dividends paid		$ 2,900	$ 2,900
Percentage of dividend rate increase per annum in the event of noncompliance			12.00%
Percentage of dividend rate increase per annum upon noncompliance occurred and thereafter			14.00%
Percentage of discount on common stock market price			15.00%
Percentage of dividend rate steps downs per year			9.00%
Number of times increase in debt incurrence test ratio			4.5
Minimum repayment amount			$ 50,000
Minimum repayment amount drop down			$ 25,000
Increase in dividend rate			12.00%
Dividend rate thereafter			14.00%
Temporary equity description			The Company may, at its option on any one or more dates, redeem all or a minimum portion (the lesser of (i) $25.0 million in aggregate stated value of the Convertible and Redeemable Series A-2 Preferred Stock and (ii) all of the Convertible and Redeemable Series A-2 Preferred Stock then outstanding) of the outstanding Convertible and Redeemable Series A-2 Preferred Stock in cash. In the event the Company redeemed all or a portion of the Convertible and Redeemable Series A-2Preferred Stock prior to the three year anniversary of the issuance date, such redemption amount shall include principal, accrued but unpaid interest and a make whole payment such that the aggregate amount reflects three years of dividends.
Aggregate stated value of stock redeemed		25,000	$ 25,000
Aggregate liquidation preference		182,200	182,200	$ 0
Compound embedded derivative, fair value net		18,100	18,100
Convertible And Redeemable Series A-2 Preferred Stock | Other Expense
Temporary Equity [Line Items]
Compound embedded derivative, change in value		26,700	27,400
Convertible And Redeemable Series A-2 Preferred Stock | 60-Day Period Prior to Seventh Anniversary
Temporary Equity [Line Items]
Temporary equity convertible into common stock		60,000	60,000
Convertible And Redeemable Series A-2 Preferred Stock | Year 5
Temporary Equity [Line Items]
Temporary equity convertible into common stock		60,000	60,000
Convertible And Redeemable Series A-2 Preferred Stock | Year 6
Temporary Equity [Line Items]
Temporary equity convertible into common stock		$ 120,000	$ 120,000